Business combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations
31.
Business combinations

Acquisitions in 2022

Wannaby Inc.

On April 5, 2022, Farfetch US Holdings., Inc, a wholly-owned subsidiary of Farfetch Limited, acquired 100 percent of the share capital of Wannaby Inc. ("Wanna" or "Wanna Group"). The Wanna Group primarily provides software under license to clients in the fashion industry, allowing retail customers to virtually “try on” fashion items.

The transaction was accounted for as a business combination under IFRS 3 Business Combinations and the purchase price allocation is finalized.

The consideration payable was comprised of $25.5 million of upfront cash, $5.0 million of reverse vesting shares based on the Farfetch Limited share price as at the acquisition date and Farfetch RSUs. The reverse vesting shares and RSUs include service conditions for certain members of the Wanna Group management team. These did not form part of the purchase consideration and will be expensed over the related vesting period.

Goodwill consists of expected synergies to be achieved by combining the operations of Wanna with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not deductible for tax purposes. The acquired software, brand and customer relationships will be amortized over five years, three years and nine years, respectively.

Acquisition-related costs of $1.1 million are included in Selling, general and administrative expenses for the year ended December 31, 2022.

Details of the purchase consideration, the assets acquired and goodwill recognized are as follows (in thousands):

2022
Cash consideration	$25,523
Purchase consideration	$25,523

2022
Acquired software	$11,500
Customer Relationships	2,500
Brand	300
Tangible assets	64
Net working capital	(1,470)
Net debt	(6,959)
Deferred tax liability	(2,570)
Total net identified assets acquired	3,365
Goodwill	22,159
Total net identified assets acquired and goodwill	$25,524

2022
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$485
Cash consideration	(25,523)
Net cash outflow	$(25,038)

Violet Grey Inc.

On February 1, 2022, Farfetch US Holdings., Inc, a wholly-owned subsidiary of Farfetch Limited, acquired 100 percent of the share capital of Violet Grey Inc. (“Violet Grey”), an online retail platform for luxury beauty products, as part of the Group’s strategy of expanding its Farfetch Marketplace Beauty offering.

The transaction was accounted for as a business combination under IFRS 3 Business Combinations and the purchase price allocation is finalized.

The consideration payable was comprised of $49.4 million of cash, $1.3 million of reverse vesting shares and $5.0 million of Farfetch RSUs based on the Farfetch Limited share price as at the acquisition date. The reverse vesting shares and RSUs include service conditions for certain members of the Violet Grey management team. These did not form part of the purchase consideration and will be expensed over the related vesting period.

Goodwill consists of expected synergies to be achieved by combining the operations of Violet Grey with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not deductible for tax purposes. The acquired software and Brand will be amortized over three years to ten years and five to sixteen years, respectively.

Acquisition-related costs of $0.8 million are included in Selling, general and administrative expenses for the year ended December 31, 2022.

Details of the purchase consideration, the assets acquired and goodwill recognized are as follows (in thousands):

2022
Cash consideration	$49,418
Purchase consideration	$49,418

2022
Acquired software	$1,155
Brand	28,480
Tangible assets	189
Net working capital	(3,135)
Net debt	(1,222)
Deferred tax liability	(6,223)
Total net identified assets acquired	19,244
Goodwill	30,174
Total net identified assets acquired and goodwill	$49,418

2022
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$596
Cash consideration	(49,418)
Net cash outflow	$(48,822)

Revenue and profit contribution of the acquisitions made in 2022

The results of operations of both Wanna and Violet Grey have been included in the Group’s Consolidated Statement of operations since the date of acquisition. Actual and pro-forma revenue and results of operations of both Wanna and Violet Grey have not been presented as these do not have a material impact on the consolidated revenue and results of operations.

Acquisitions in 2021

Luxclusif

On December 6, 2021, Farfetch UK Limited, an indirect wholly owned subsidiary of Farfetch Limited, acquired 100% of the issued share capital of Upteam Corporation Limited (“Luxclusif”), and its four fully owned subsidiaries, together a Business to Business (“B2B”) technology-enabled seller of pre-owned luxury goods.

Purchase consideration of $26.8 million was comprised of $7.8 million of cash, $5.9 million of deferred cash or share consideration and $13.1 million of deferred share consideration based on the Farfetch Limited share price as at the acquisition date. The share consideration includes a service condition for certain members of the Luxclusif management team and has been accounted for as post combination remuneration. This did not form part of the purchase price allocation and is expensed.

The transaction is being treated as a business combination under IFRS 3 and the purchase price is subject to the finalization of completion accounts. This investment is part of the Group’s strategy of expanding into new categories and offerings. The primary reason for the acquisition was for the Group to further enhance the Farfetch Marketplace by continuing to invest in expanding the pre-owned offering.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$7,682
Deferred payments	135
Total cash consideration	$7,817

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$803
Cash consideration	(7,682)
Net cash outflow	$(6,879)

2021
Development Costs	$2,205
Customer relationships	1,611
Tangible assets	73
Net working capital	3,461
Net debt	(2,671)
Deferred tax liability	(725)
Total net identified assets acquired	3,954
Goodwill	3,863
Total net identified assets acquired and goodwill	$7,817

Goodwill consists of expected synergies to be achieved by combining the operations of Luxclusif with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be fully deductible for tax purposes. The Development costs and Customer relationships are amortized over three years and five years respectively.

Acquisition-related costs totaled $1.5 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2021.

Allure

On 20 December 2021, Farfetch US Holdings, Inc. acquired 100% of the issued share capital of Allure Systems Corp (“Allure US”) and its fully owned subsidiary, Allure Systems Research France (“Allure France”) (together, “Allure”). Allure was established in 2017 and uses artificial intelligence (“A.I.”) to create high-quality on-model images via 360 degrees renderings, allowing retailers and brands to scale quality imagery with automation.

Purchase consideration of $21.7 million comprised of deferred payments of $1.5 million, cash consideration of $15.9 million and share consideration of $4.4 million based on the Farfetch Limited share price at the acquisition date. There is no contingent consideration.

This investment is part of the Group’s strategy of accelerating the digitization of the global luxury industry. The primary reason for the acquisition was to provide an enhanced customer experience on Farfetch Marketplace and drive efficiency in our operational processes. The transaction has been accounted for as a business combination under IFRS 3 and the purchase price allocation is subject to finalization of completion accounts adjustments.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$15,858
Ordinary shares issued	$4,380
Deferred payments	1,465
Total purchase consideration	$21,703

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,840
Cash consideration	(15,858)
Net cash outflow	$(14,018)

2021
Development costs	$5,412
Tangible assets	77
Net working capital	118
Net debt	(1,609)
Deferred tax liability	(1,029)
Total net identified assets acquired	2,969
Goodwill	18,734
Total net identified assets acquired and goodwill	$21,703

Goodwill consists of expected synergies to be achieved by combining the operations of Allure with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be deductible for tax purposes. Development costs are amortized over three years.

Acquisition-related costs totaled $0.6 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2021.

JBUX

On September 14, 2021, Farfetch UK Limited, an indirect wholly owned subsidiary of Farfetch Limited, acquired 100% of the issued share capital of JBUX Limited, which trades under the name “Jetti”, which provides marketplace technology to multi-vendor online businesses via a cloud-based Software as a Service (“SaaS”) platform. Purchase consideration comprised cash of $4.0 million as well as post combination remuneration including deferred payments based on employment conditions and earnout payments based on employment conditions and earnout targets. The latter two are accounted for as equity-settled share-based payments. This investment is part of the Group’s vertical integration strategy of accelerating the digitization of the global luxury industry by acquiring and developing brands and the Group expect to benefit from Jetti's technology platform and employee skills. This acquisition will also allow the Group to enhance its marketplace offering.

The transaction was accounted for as a business combination under IFRS 3 and the purchase price allocation has been finalized. Farfetch UK Limited acquired a 100% shareholding and voting rights of the company from the previous owners.

Details of the cash paid, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$4,000
Total cash consideration	$4,000

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$48
Cash consideration	(4,000)
Net cash outflow	$(3,952)

2021
Development costs	$2,282
Tangible assets	2
Net working capital	(10)
Net debt	(17)
Deferred tax liability	(331)
Total net identified assets acquired	1,926
Goodwill	2,074
Total net identified assets acquired and goodwill	$4,000

Goodwill consists of expected synergies to be achieved by combining the operations of Jetti with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. The full goodwill is expected to be deductible for tax purposes.

Acquisition-related expenses of $0.7 million were recorded in the year ending December 31, 2021, which are included in Selling, general and administrative costs.

Alanui

On March 16, 2021, New Guards Group Holding, a subsidiary of Farfetch Limited, completed the acquisition of Alanui, for $nil consideration. The acquisition and control was achieved through the removal of a shareholder veto from the agreement between New Guards and Alanui’s other shareholders that had previously prevented the Group from obtaining control of Alanui. New Guards owns 53% of the voting equity interests of Alanui. Alanui deals with wholesale and retail distribution, as well as sales through their e-commerce platform of apparel and accessories.

The Group expects continue to benefit from the Alanui brand bringing with them knowledge and creativity of original solutions for apparel and accessories collections. The transaction was accounted for as a business combination under IFRS 3 and the purchase price allocation has been finalized.

Details of the purchase consideration and the net assets acquired are as follows (in thousands):

2021
Intangible assets	$81
Brand name	7,279
Tangible assets	55
Other non-current assets	291
Inventory	830
Net working capital (excluding inventory)	(1,070)
Non-current liabilities	(28)
Deferred tax liability	(2,041)
Total net identified assets acquired	$5,397
Fair value of previously held equity interest	(2,963)
Non-controlling interest	(2,434)
Purchase consideration	$-

The non-controlling interest acquired is measured at a value equal to the non-controlling interests’ share of the identifiable net assets acquired. Refer to Note 29, Related party disclosure, for further information on the control of Alanui.

Revenue and profit contribution of the acquisition made in 2021

The results of operations of Luxclusif, Allure, Jetti and Alanui have been included in the Group’s consolidated Statement of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisition have not been presented because they do not have a material impact to the consolidated revenue and results of operations.

Acquisitions in 2020

Ambush

On February 5, 2020, New Guards, a subsidiary of Farfetch Limited, completed the acquisition of 70% of the outstanding shares of Ambush Inc., the jewelry and apparel line, for cash consideration of $12.1 million. The Group expects to benefit from Ambush’s brand bringing with them a strong passion for and knowledge of luxury jewelry and ready-to-wear apparel. This acquisition will also allow the Group to enhance its marketplace and stores offering. The transaction was accounted for as a business combination under IFRS 3, and the purchase price allocation was finalized in January 2021.

Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2020
Cash consideration	$12,142
Purchase consideration	$12,142

2020
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$126
Cash consideration	(12,142)
Net cash outflow	$(12,016)

2020
Intangible assets	$127
Brand name	4,699
Tangible assets	1,365
Right-of-use assets	858
Other non-current assets	720
Inventory	3,374
Net working capital (excluding inventory)	(2,175)
Non-current liabilities	(5,224)
Deferred tax liability	(1,311)
Total net identified assets acquired	2,433
Goodwill	10,674
Total net identified assets acquired and goodwill	13,107
Non-controlling interest	(965)
Net assets acquired	$12,142

Goodwill consists of expected synergies to be achieved by combining the operations of Ambush with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3 (amended). Goodwill is expected to be deductible for tax purposes.

The non-controlling interest acquired is measured at a value equal to the non-controlling interests’ share of the identifiable net assets acquired.

Acquisition-related expenses of $0.7 million were recorded in 2020, which are included in Selling, general and administrative costs.

Revenue and profit contribution of the acquisition made in 2020

The results of operations of Ambush have been included in the Group’s consolidated statement of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisition have not been presented because they do not have a material impact to the consolidated revenue and results of operations.